Financial instruments and related disclosures - Fair Values of Derivatives Held (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Principal amount	750,000,000
Interest rate swap contract [member] | Non Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount		1,449,000,000
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	160,000,000	24,000,000
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	10,719,000,000	18,859,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Interest rate swap contract [member] | Cash Flow Hedges [member] | Non Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,996,000,000	0
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Interest rate swap contract [member] | Cash Flow Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	0	899,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	160,000,000	24,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	5,469,000,000	11,193,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cross currency swap [member] | Net Investment Hedges [member] | Current [Member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	0	549,000,000
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	9,728,000,000	13,563,000,000